SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Significant Accounting Policies [Line Items]
Shortfall payments billed	$ 17.2
Shortfall payments billed and included in accounts receivable	$ 2.4
Minimum
Significant Accounting Policies [Line Items]
Period to utilize shortfall payments to offset gathering fees to the extent that customer's throughput volumes exceed its MVC	12 months
Period to utilize the current portion of shortfall payments to offset gathering fees to the extent that customer's throughput volumes exceed its MVC	1 month
Maximum
Significant Accounting Policies [Line Items]
Period to utilize shortfall payments to offset gathering fees to the extent that customer's throughput volumes exceed its MVC	9 years
Period to utilize the current portion of shortfall payments to offset gathering fees to the extent that customer's throughput volumes exceed its MVC	9 years